UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET GOVERNMENT RESERVES

FORM N-Q

NOVEMBER 30, 2014

Notes to schedule of Investments (unaudited)

Investments in Government Portfolio, at value $689,542,370.

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has substantially the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (4.3% at November 30, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government Agencies - 68.5%
Federal Farm Credit Bank (FFCB)	0.140%	1/16/15	$24,000,000	$23,999,699	(a)
Federal Farm Credit Bank (FFCB)	0.190%	1/26/15	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.100%	3/5/15	50,000,000	49,994,224	(a)
Federal Farm Credit Bank (FFCB)	0.120%	3/26/15	75,000,000	74,997,599	(a)
Federal Farm Credit Bank (FFCB)	0.170%	4/6/15	100,000,000	99,999,134	(a)
Federal Farm Credit Bank (FFCB)	0.100%	4/13/15	100,000,000	99,990,876	(a)
Federal Farm Credit Bank (FFCB)	0.120%	4/13/15	50,000,000	49,999,077	(a)
Federal Farm Credit Bank (FFCB)	0.350%	5/1/15	54,000,000	54,034,012	(a)
Federal Farm Credit Bank (FFCB)	0.200%	5/6/15	125,000,000	125,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.120%	5/18/15	100,000,000	100,004,681	(a)
Federal Farm Credit Bank (FFCB)	0.140%	5/21/15	50,000,000	50,007,098	(a)
Federal Farm Credit Bank (FFCB)	0.120%	5/28/15	99,653,000	99,643,267	(a)
Federal Farm Credit Bank (FFCB)	0.120%	6/5/15	50,000,000	49,992,374	(a)
Federal Farm Credit Bank (FFCB)	0.180%	6/11/15	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.170%	7/10/15	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.200%	8/10/15	25,000,000	25,001,224	(a)
Federal Farm Credit Bank (FFCB)	0.150%	9/4/15	50,000,000	49,996,255	(a)
Federal Farm Credit Bank (FFCB)	0.250%	9/21/15	103,700,000	103,793,127	(a)
Federal Farm Credit Bank (FFCB)	0.100%	9/22/15	70,000,000	70,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.200%	12/9/15	50,000,000	49,994,837	(a)
Federal Farm Credit Bank (FFCB)	0.210%	1/4/16	47,500,000	47,505,214	(a)
Federal Farm Credit Bank (FFCB)	0.160%	2/18/16	45,000,000	45,021,825	(a)
Federal Farm Credit Bank (FFCB)	0.260%	2/26/16	22,775,000	22,800,644	(a)
Federal Farm Credit Bank (FFCB)	0.170%	3/18/16	50,000,000	49,993,442	(a)
Federal Farm Credit Bank (FFCB)	0.170%	3/29/16	69,700,000	69,746,243	(a)
Federal Farm Credit Bank (FFCB)	0.170%	4/8/16	100,000,000	99,986,321	(a)
Federal Farm Credit Bank (FFCB)	0.125%	4/21/16	83,000,000	82,994,711	(a)
Federal Farm Credit Bank (FFCB)	0.020 - 0.025%	5/5/16	75,000,000	74,976,566	(a)
Federal Farm Credit Bank (FFCB)	0.100%	5/6/16	33,000,000	32,995,274	(a)
Federal Farm Credit Bank (FFCB)	0.140%	5/11/16	35,000,000	35,015,059	(a)
Federal Farm Credit Bank (FFCB)	0.100%	5/27/16	75,000,000	74,988,525	(a)
Federal Farm Credit Bank (FFCB)	0.270%	6/20/16	76,350,000	76,445,997	(a)
Federal Farm Credit Bank (FFCB)	0.280%	7/27/16	8,700,000	8,713,098	(a)
Federal Farm Credit Bank (FFCB)	0.130%	9/2/16	90,000,000	89,983,997	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	12/2/14	10,000,000	9,999,983	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	12/5/14	120,000,000	119,998,400	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	12/10/14	50,000,000	49,997,875	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	1/15/15	30,000,000	29,996,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	1/16/15	25,000,000	24,997,764	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	1/20/15	20,000,000	19,998,056	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	1/21/15	75,000,000	74,989,375	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050 - 0.100%	1/28/15	15,000,000	14,997,986	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	1/30/15	50,000,000	49,995,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	2/4/15	25,000,000	24,997,743	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	2/11/15	100,000,000	99,986,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	2/17/15	25,000,000	24,995,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	2/18/15	95,000,000	94,977,068	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	2/20/15	48,000,000	47,993,520	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	2/24/15	75,000,000	74,989,375	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	2/26/15	10,000,000	9,998,308	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	3/10/15	20,000,000	19,994,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	3/13/15	20,000,000	19,996,033	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	3/27/15	50,000,000	49,980,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	4/6/15	15,000,000	14,996,325	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	4/14/15	$30,000,000	$29,987,717	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	4/16/15	25,000,000	24,989,611	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	4/17/15	25,000,000	24,987,632	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.085%	4/22/15	30,305,000	30,294,839	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	5/8/15	50,000,000	49,969,278	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	5/12/15	75,000,000	74,976,375	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	6/12/15	50,000,000	49,973,195	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	6/18/15	5,000,000	4,997,236	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	6/25/15	50,000,000	49,962,806	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/4/15	25,000,000	24,979,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	8/25/15	15,000,000	14,985,537	(b)
Federal Home Loan Bank (FHLB)	0.120%	1/9/15	75,000,000	74,999,011
Federal Home Loan Bank (FHLB)	0.090%	1/16/15	100,000,000	99,997,625
Federal Home Loan Bank (FHLB)	0.250%	1/16/15	8,000,000	8,001,182
Federal Home Loan Bank (FHLB)	0.250%	2/20/15	147,495,000	147,528,286
Federal Home Loan Bank (FHLB)	0.125%	3/20/15	50,000,000	49,994,504
Federal Home Loan Bank (FHLB)	0.110%	4/9/15	25,000,000	24,997,621
Federal Home Loan Bank (FHLB)	0.200%	8/19/15	50,000,000	49,992,756	(a)
Federal Home Loan Bank (FHLB)	0.200%	8/19/15	45,000,000	44,993,484	(a)
Federal Home Loan Bank (FHLB)	0.200%	8/25/15	135,235,000	135,252,698
Federal Home Loan Bank (FHLB)	0.125%	9/2/15	27,035,000	27,020,261
Federal Home Loan Bank (FHLB)	1.750%	9/11/15	17,700,000	17,912,672
Federal Home Loan Bank (FHLB)	0.200%	9/15/15	100,000,000	99,997,733
Federal Home Loan Bank (FHLB)	0.210%	10/1/15	100,000,000	99,991,235	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.088%	2/4/15	126,400,000	126,379,917	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.077%	2/6/15	125,000,000	124,982,087	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.050%	12/3/14	50,000,000	49,999,861	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	12/5/14	275,000,000	274,997,861	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.055%	12/12/14	150,000,000	149,997,479	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.060%	12/19/14	11,800,000	11,799,646	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	12/23/14	100,000,000	99,991,444	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	12/24/14	111,807,000	111,802,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	1/21/15	200,000,000	199,978,750	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.077 - 0.080%	1/23/15	164,000,000	163,981,126	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	1/28/15	25,000,000	24,995,972	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	1/30/15	50,000,000	49,991,667	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.094%	2/20/15	250,000,000	249,947,125	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	2/25/15	26,000,000	25,993,789	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	2/27/15	100,000,000	99,975,555	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	3/4/15	25,000,000	24,990,958	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	3/18/15	23,000,000	22,994,873	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.130%	5/29/15	50,000,000	49,967,681	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	7/16/15	2,100,000	2,098,146	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.170%	7/31/15	50,000,000	49,942,861	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.170%	9/9/15	50,000,000	49,933,417	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	1/22/15	47,700,000	47,695,177	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.050%	1/28/15	91,500,000	91,492,629	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	1/29/15	98,600,000	98,588,688	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090%	2/2/15	50,000,000	49,992,125	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	2/10/15	15,000,000	14,996,746	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	2/13/15	50,000,000	49,989,722	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.073 - 0.080%	2/17/15	$142,942,000	$142,918,627	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	3/10/15	25,000,000	24,993,125	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	3/11/15	250,000,000	249,944,445	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.077%	3/16/15	60,000,000	59,986,525	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090%	4/9/15	13,167,000	13,162,754	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	4/13/15	75,715,000	75,694,021	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	4/23/15	72,800,000	72,776,866	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080 - 0.100%	4/27/15	90,000,000	89,967,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/18/15	49,825,000	49,801,749	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	6/10/15	55,000,000	54,959,147	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	6/11/15	55,702,000	55,672,292	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.145 - 0.150%	6/16/15	160,000,000	159,870,035	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	7/7/15	204,400,000	204,214,337	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	7/9/15	61,320,000	61,263,790	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	7/21/15	19,800,000	19,782,136	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.135 - 0.140%	7/22/15	148,714,000	148,583,566	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.165%	7/23/15	58,000,000	57,937,795	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.330%	12/29/14	15,000,000	15,002,996
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.625%	12/29/14	15,000,000	15,006,405
Federal Home Loan Mortgage Corp. (FHLMC), Notes	4.375%	7/17/15	37,742,000	38,737,839
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.135%	10/16/15	55,000,000	55,009,987	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.075 - 0.095%	4/15/15	190,291,000	190,233,806	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	12/1/14	75,000,000	75,000,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.050%	1/14/15	17,800,000	17,798,912	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.050 - 0.095%	1/20/15	157,550,000	157,530,622	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.050%	1/21/15	25,160,000	25,158,218	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	1/28/15	14,065,000	14,063,300	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	2/2/15	103,890,000	103,876,365	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	2/11/15	29,400,000	29,395,590	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.075 - 0.100%	2/17/15	154,400,000	154,372,202	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal National Mortgage Association (FNMA), Discount Notes	0.074 - 0.075%	2/18/15	$35,500,000	$35,494,212	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.074 - 0.080%	2/26/15	350,000,000	349,935,234	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.080 - 0.110%	3/2/15	176,680,000	176,640,480	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	4/1/15	167,000,000	166,932,643	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.080%	4/22/15	602,466,000	602,275,888	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.085 - 0.100%	4/27/15	141,340,000	141,287,979	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.083 - 0.085%	4/29/15	55,000,000	54,980,858	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.085%	5/1/15	25,000,000	24,991,087	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	6/1/15	50,000,000	49,974,722	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	7/1/15	50,000,000	49,955,833	(b)
Federal National Mortgage Association (FNMA), Notes	0.750%	12/19/14	120,715,000	120,755,033
Federal National Mortgage Association (FNMA), Notes	0.145%	10/21/15	250,000,000	250,063,074	(a)
Federal National Mortgage Association (FNMA), Notes	0.165%	7/25/16	25,615,000	25,623,712	(a)
Federal National Mortgage Association (FNMA), Notes	0.175%	8/15/16	20,895,000	20,905,954	(a)

Total U.S. Government Agencies				11,121,302,718

U.S. Treasury Notes - 2.1%
U.S. Treasury Notes	2.625%	12/31/14	210,000,000	210,439,259
U.S. Treasury Notes	2.375%	2/28/15	55,000,000	55,314,157
U.S. Treasury Notes	0.065%	1/31/16	70,000,000	69,979,317	(a)

Total U.S. Treasury Notes				335,732,733

Repurchase Agreements - 29.4%
Bank of America N.A., tri-party repurchase agreement dated 11/28/14; Proceeds at maturity - $250,001,458; (Fully collateralized by various U.S. government obligations, 0.000% to 2.500% due 5/15/24 to 1/15/29; Market value - $255,515,200)	0.070%	12/1/14	250,000,000	250,000,000
Barclays Capital Inc., repurchase agreement dated 11/28/14; Proceeds at maturity - $676,780,384; (Fully collateralized by various U.S. government obligations, 0.000% to 0.125% due 8/20/15 to 4/30/16; Market value - $690,312,747)	0.060%	12/1/14	676,777,000	676,777,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 11/28/14; Proceeds at maturity - $3,700,021,583; (Fully collateralized by various U.S. government obligations, 2.500% to 4.625% due 2/15/21 to 5/15/42; Market value - $3,700,021,659)	0.070%	12/1/14	3,700,000,000	3,700,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Toronto Dominion Bank NY., repurchase agreement dated 11/28/14; Proceeds at maturity - $150,001,125; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 6/15/16 to 4/15/32; Market value - $153,000,001)	0.090%	12/1/14	$150,000,000	$150,000,000

Total Repurchase Agreements				4,776,777,000

TOTAL INVESTMENTS - 100.0% (Cost - $16,233,812,451#)				16,233,812,451
Other Assets in Excess of Liabilities - 0.0%				4,379,758

TOTAL NET ASSETS - 100.0%				$16,238,192,209

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Funds’s portfolio holdings as of the date of the schedule. Other information regarding the Funds is available in the Funds’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$16,233,812,451	—	$16,233,812,451

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 21, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2015